Property, plant and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Machinery and Equipment	$ 87,123	$ 97,285
Right-of-use assets
Property, plant and equipment
Machinery and Equipment	$ 2,500	$ 3,100